Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash provided (required) by operating activities of continuing operations:
Net income (loss)	$ 511.5	$ 538.4	$ 211.7
Discontinued operations, net of income taxes	26.1	(671.5)	(138.3)
Income (loss) from continuing operations	537.6	(133.1)	73.4
Adjustments from income (loss) from continuing operations to cash provided (required) by operating activities of continuing operations:
Depreciation and amortization	150.2	97.8	85.8
Equity in (earnings) loss of affiliates	(0.1)	(0.1)	(0.5)
Restructuring and other charges (income)	61.2	73.2	94.2
Deferred income taxes	(43.9)	113.0	53.1
Pension and other postretirement benefits	6.1	(8.4)	32.5
Share-based compensation	22.5	21.1	20.2
Excess tax benefits from share-based compensation	0.0	0.0	(0.4)
Changes in operating assets and liabilities, net of effect of acquisitions and divestitures:
Trade receivables, net	(281.5)	(191.1)	20.1
Guarantees of vendor financing	15.4	(54.7)	55.0
Inventories	(200.7)	(102.8)	86.2
Accounts payable, trade and other	166.7	304.3	(34.6)
Advance payments from customers	80.2	141.1	(11.7)
Accrued customer rebates	104.1	16.9	(4.8)
Income taxes	(94.7)	109.3	(31.1)
Pension and other postretirement benefit contributions	(37.5)	(55.3)	(41.5)
Environmental spending, continuing, net of recoveries	(20.3)	(20.2)	(27.6)
Restructuring and other spending	(25.2)	(7.3)	(18.0)
Transaction-related spending	(101.1)	(78.9)	(23.4)
Change in other operating assets and liabilities, net	23.7	7.2	(13.0)
Cash provided (required) by operating activities of continuing operations	362.7	232.0	313.9
Cash provided (required) by operating activities of discontinued operations:
Environmental spending, discontinued, net of recoveries	(41.0)	(32.3)	(21.8)
Operating activities of discontinued operations, net of divestiture costs	74.5	168.6	231.3
Other discontinued spending	(27.8)	(32.8)	(25.6)
Cash provided (required) by operating activities of discontinued operations	5.7	103.5	183.9
Cash provided (required) by investing activities of continuing operations:
Capital expenditures	(83.0)	(38.3)	(66.8)
Proceeds from disposal of property, plant and equipment	3.1	2.0	1.9
Acquisitions, net	19.6	(1,225.6)	0.0
Proceeds from sale of product portfolios	88.0	0.0	0.0
Investment in Enterprise Resource Planning system	(48.5)	0.0	0.0
Other investing activities	(16.7)	(26.6)	(5.7)
Cash provided (required) by investing activities of continuing operations	(37.5)	(1,288.5)	(70.6)
Cash provided (required) by investing activities of discontinued operations:
Proceeds from divestiture	0.0	38.0	0.0
Other discontinued investing activities	(93.4)	(83.3)	(64.6)
Cash provided (required) by investing activities of discontinued operations	(93.4)	(45.3)	(64.6)
Cash provided (required) by financing activities of continuing operations:
Increase (decrease) in short-term debt	79.5	(3.1)	(8.7)
Proceeds from borrowing of long-term debt	0.0	1,598.9	2.8
Financing fees	(3.1)	(11.0)	(0.7)
Repayments of long-term debt	(552.0)	(302.3)	(242.6)
Acquisitions of noncontrolling interests	0.0	0.0	(20.0)
Transactions with noncontrolling interests	0.0	(0.5)	0.0
Net proceeds received from initial public offering of FMC Lithium	364.0	0.0	0.0
Dividends paid	(89.2)	(88.8)	(88.6)
Issuances of common stock, net	10.7	22.5	4.1
Excess tax benefits from share-based compensation	0.0	0.0	0.4
Repurchases of common stock under publicly announced program	(200.0)	0.0	(11.2)
Other repurchases of common stock	(6.8)	(2.6)	(1.8)
Cash provided (required) by financing activities of continuing operations	(397.3)	1,213.1	(366.3)
Cash provided (required) by financing activities of discontinued operations:
Increase (decrease) in short-term debt	79.5	(3.1)	(8.7)
Proceeds from borrowing of long-term debt	0.0	1,598.9	2.8
Cash provided (required) by financing activities of discontinued operations	34.0	0.0	(10.7)
Effect of exchange rate changes on cash and cash equivalents	4.5	4.0	0.0
Increase (decrease) in cash and cash equivalents	(121.3)	218.8	(14.4)
Cash and cash equivalents of continuing operations, beginning of period	281.8	60.2	75.7
Cash and cash equivalents of discontinued operations, beginning of period	1.2	4.0	2.9
Cash and cash equivalents, beginning of period		283.0	64.2
Less: cash and cash equivalent of discontinued operations, end of period	27.3	1.2	4.0
Cash and cash equivalents, end of period	134.4	281.8	60.2
Discontinued Operations
Cash provided (required) by financing activities of continuing operations:
Increase (decrease) in short-term debt	0.0	0.0	(10.7)
Proceeds from borrowing of long-term debt	34.0	0.0	0.0
Cash provided (required) by financing activities of discontinued operations:
Increase (decrease) in short-term debt	0.0	0.0	(10.7)
Proceeds from borrowing of long-term debt	$ 34.0	$ 0.0	$ 0.0